Regulatory matters	6 Months Ended
Jun. 30, 2019
Regulated Operations [Abstract]
Regulatory matters
Regulatory matters
The Company’s regulated utility operating companies are subject to regulation by the public utility commissions of the states in which they operate. The respective public utility commissions have jurisdiction with respect to rate, service, accounting policies, issuance of securities, acquisitions and other matters. These utilities operate under cost-of-service regulation as administered by these state authorities. The Company’s regulated utility operating companies are accounted for under the principles of ASC Topic 980, Regulated Operations (“ASC 980”). Under ASC 980, regulatory assets and liabilities that would not be recorded under U.S. GAAP for non-regulated entities are recorded to the extent that they represent probable future revenue or expenses associated with certain charges or credits that will be recovered from or refunded to customers through the rate setting process.
At any given time, the Company can have several regulatory proceedings underway. The financial effects of these proceedings are reflected in the unaudited interim consolidated financial statements based on regulatory approval obtained to the extent that there is a financial impact during the applicable reporting period. The following regulatory proceedings were recently completed:

Utility	State	Regulatory proceeding type	Annual revenue increase	Effective date
Peach State Gas System	Georgia	GRAM	$2,367	February 1, 2019
Woodmark/Tall Timbers	Texas	GRC	$484	August 1, 2019

5.	Regulatory matters (continued)
Regulatory assets and liabilities consist of the following:

	June 30, 2019	December 31, 2018
Regulatory assets
Environmental remediation	$83,903	$82,295
Pension and post-employment benefits	125,412	125,959
Debt premium	45,499	48,847
Fuel and commodity costs adjustments	21,283	26,310
Rate adjustment mechanism	33,516	37,202
Clean energy and other customer programs	24,330	22,269
Deferred construction costs	13,807	13,986
Asset retirement	22,529	21,048
Income taxes	34,971	34,822
Rate review costs	8,040	7,990
Other	33,433	29,746
Total regulatory assets	$446,723	$450,474
Less: current regulatory assets	(42,398)	(59,037)
Non-current regulatory assets	$404,325	$391,437

Regulatory liabilities
Income taxes	$322,290	$323,384
Cost of removal	196,469	193,564
Rate base offset	9,778	10,900
Fuel and commodity costs adjustments	19,715	22,552
Deferred compensation received in relation to lost production	4,788	6,003
Deferred construction costs - fuel related	7,178	7,258
Pension and post-employment benefits	6,519	2,170
Other	15,160	12,761
Total regulatory liabilities	$581,897	$578,592
Less: current regulatory liabilities	(38,880)	(39,005)
Non-current regulatory liabilities	$543,017	$539,587